Income Taxes (Tables)	12 Months Ended
Aug. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of current and deferred portions of income tax expense included in the consolidated statements of income
15.	Income Taxes

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	316,069	(788,450)	(4,983,919)	(771,458)
PRC statutory tax rate	25%	25%	25%	25%
Income tax/(benefit) at statutory tax rate	79,017	(197,112)	(1,245,980)	(192,865)
Non-deductible expenses	30,961	3,028	1,148,509	177,777
International tax rate difference	6,000	39,619	23,335	3,612
Preferential tax rate	(8,357)	(14,306)	(1,579)	(244)
Effect of income tax exemptions	(1,232)	(538)	-	-
Equity pick-up	(2,698)	-	-	-
Additional tax deduction for qualified research and development expenses	(5,525)	(4,278)	(4,176)	(646)
Change in valuation allowance	11,006	134,720	110,761	17,144
Expired loss	11,905	-	-	-
Interest and penalty	1,605	1,096	-	-
Outside basis difference	(1,583)	-	-	-
Effect of changes in tax rates on deferred taxes	442	(14)	-	-
Income tax expense/(benefit)	121,541	(37,785)	30,870	4,778

Schedule of components of income tax expense
	For the years ended
	August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current	138,552	36,458	30,870	4,778
Deferred	(17,011)	(74,243)	-	-
Income tax expense/(benefit)	121,541	(37,785)	30,870	4,778

Schedule of components of deferred tax assets
	For the years ended August 31,
	2020	2021	2021
	RMB	RMB	US$
Non-current deferred tax assets:
Tax loss carry forward	297,887	-	-
Accrued expenses and other payables	113,981	-	-
Unrecognized financing expenses of long-term payable	2,192	-	-
Fair value changes on financial assets	38,265	-	-
Leasing liability	353,048	-
Impairment of other receivables and investments	52,944	-	-
Excessive advertising expense	36,230	-	-
Others	2,050	-	-
Less: valuation allowance	(325,604)	-	-
Non-current deferred tax assets, net	570,993	-	-
Non-current deferred tax liabilities:		-	-
Intangible assets	(67,037)	-	-
Unrealized gain on investments	(186)	-	-
Capitalization of bonus	(15,873)	-	-
Fair value changes on private equity investments	(3,081)	-	-
Accelerated depreciation of fixed assets	(9,468)	-	-
Right-of-use Asset	(353,048)	-	-
Equity in gain of unconsolidated investees	(1,371)	-	-
Others	(233)	-	-
Non-current deferred tax liabilities, net	(450,297)	-	-
Deferred tax assets, net	120,696	-	-

Schedule of unrecognized tax benefit
	For the years ended August 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at September 1	25,183	-	-
Increase	5,542	-	-
Decrease	(4,854)	-	-
Balance at August 31	25,871	-	-